PL Portfolio Optimization Conservative Fund
PL Portfolio Optimization Conservative Fund
Investment goal
This fund seeks current income and preservation of capital.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Conservative Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Conservative Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Acquired Funds Fees and Expenses		0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		1.38%	2.13%	2.13%	1.63%
Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.23%	1.98%	1.98%	1.48%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	668	701	301	151
3 years	919	1,021	621	468
5 years	1,221	1,301	1,101	842
10 years	2,077	2,233	2,424	1,893

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	668	201	201	151
3 years	919	621	621	468
5 years	1,221	1,101	1,101	842
10 years	2,077	2,233	2,424	1,893

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 18.42% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a portion of its assets in equity securities. As of the date of this prospectus, the fund’s asset class allocation targets are 7% of its assets to cash equivalents, 73% to fixed income, 15% to domestic equity and 5% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	14%	PL Comstock:	4%
PL Floating Rate Loan:	9%	PL Large-Cap Growth:	2%
PL Inflation Managed:	18%	PL Mid-Cap Equity:	3%
PL Managed Bond:	38%	PL International Value:	2%
PL Main Street Core:	2%	PL International Large-Cap:	3%
PL Large-Cap Value:	5%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 1.97% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 8.29%; Q3 2008: -4.95%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Conservative Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec. 31, 2003	2.28%	4.02%	3.81%
before taxes Class B	B (before taxes)		Dec. 31, 2003	2.51%	4.18%	3.90%
before taxes Class C	C (before taxes)		Dec. 31, 2003	6.53%	4.51%	4.00%
before taxes Class R	R (before taxes)		Sep. 30, 2005	7.97%	5.00%	4.98%
after taxes on distributions Class A	A (after taxes on distributions)		Dec. 31, 2003	1.27%	2.65%	2.64%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec. 31, 2003	1.53%	2.67%	2.61%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Conservative Composite Benchmark	PL Portfolio Optimization Conservative Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	7.76%	5.09%	4.92%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate-Conservative Fund
PL Portfolio Optimization Moderate-Conservative Fund
Investment goal
This fund seeks current income and moderate growth of capital.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Moderate-Conservative Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Moderate-Conservative Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.30%	0.30%	0.30%	0.30%
Acquired Funds Fees and Expenses		0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		1.43%	2.18%	2.18%	1.68%
Expense Reimbursement	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.28%	2.03%	2.03%	1.53%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Moderate-Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	673	706	306	156
3 years	934	1,037	637	483
5 years	1,246	1,326	1,126	868
10 years	2,130	2,285	2,476	1,947

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Moderate-Conservative Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	673	206	206	156
3 years	934	637	637	483
5 years	1,246	1,126	1,126	868
10 years	2,130	2,285	2,476	1,947

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 9.61% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests the majority of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives, but also invests a considerable portion of its assets in equity securities. As of the date of this prospectus, the fund’s asset class allocation targets are 5% of its assets to cash equivalents, 55% to fixed income, 29% to domestic equity and 11% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	10%	PL Large-Cap Growth:	4%
PL Floating Rate Loan:	7%	PL Mid-Cap Equity:	4%
PL Inflation Managed:	14%	PL Growth LT:	2%
PL Managed Bond:	28%	PL Emerging Markets:	1%
PL Main Street Core:	5%	PL International Value:	3%
PL Large-Cap Value:	8%	PL International Large-Cap:	5%
PL Small-Cap Value:	1%	PL Mid-Cap Growth:	2%
PL Comstock:	6%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 2.74% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.34%; Q4 2008: -8.96%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Moderate-Conservative Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec. 31, 2003	3.75%	3.54%	3.92%
before taxes Class B	B (before taxes)		Dec. 31, 2003	4.08%	3.66%	4.00%
before taxes Class C	C (before taxes)		Dec. 31, 2003	8.10%	4.03%	4.13%
before taxes Class R	R (before taxes)		Sep. 30, 2005	9.63%	4.52%	4.60%
after taxes on distributions Class A	A (after taxes on distributions)		Dec. 31, 2003	2.92%	2.39%	2.96%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec. 31, 2003	2.52%	2.44%	2.87%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Moderate Conservative Composite Benchmark	PL Portfolio Optimization Moderate-Conservative Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	9.41%	4.66%	5.06%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate Fund
PL Portfolio Optimization Moderate Fund
Investment goal
This fund seeks long-term growth of capital and low to moderate income.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Moderate Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Moderate Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses		0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%	1.72%
Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.33%	2.08%	2.08%	1.58%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Moderate Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	678	711	311	161
3 years	948	1,052	652	499
5 years	1,269	1,349	1,149	892
10 years	2,175	2,330	2,520	1,993

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Moderate Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	678	211	211	161
3 years	948	652	652	499
5 years	1,269	1,149	1,149	892
10 years	2,175	2,330	2,520	1,993

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 9.36% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests the majority of its assets in equity securities, principally in common stocks of U.S. and international companies, but also invests a significant portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities, and derivatives. As of the date of this prospectus, the fund’s asset class allocation targets are 2% of its assets to cash equivalents, 38% to fixed income, 43% to domestic equity and 17% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	5%	PL Comstock:	8%
PL Floating Rate Loan:	5%	PL Large-Cap Growth:	5%
PL Inflation Managed:	11%	PL Mid-Cap Equity:	6%
PL Managed Bond:	17%	PL Growth LT:	4%
PL Main Street Core:	7%	PL International Value:	3%
PL Large-Cap Value:	10%	PL International Large-Cap:	8%
PL Mid-Cap Growth:	2%	PL Small-Cap Growth:	1%
PL Small-Cap Value:	3%	PL Real Estate:	2%
PL Emerging Markets:	3%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 3.58% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 14.47%; Q4 2008: -14.29%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Moderate Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec. 31, 2003	5.88%	3.30%	4.36%
before taxes Class B	B (before taxes)		Dec. 31, 2003	6.27%	3.41%	4.45%
before taxes Class C	C (before taxes)		Dec. 31, 2003	10.21%	3.76%	4.54%
before taxes Class R	R (before taxes)		Sep. 30, 2005	11.77%	4.24%	4.50%
after taxes on distributions Class A	A (after taxes on distributions)		Dec. 31, 2003	5.30%	2.36%	3.56%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec. 31, 2003	3.94%	2.41%	3.39%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Moderate Composite Benchmark	PL Portfolio Optimization Moderate Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	10.90%	4.13%	5.06%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Moderate-Aggressive Fund
PL Portfolio Optimization Moderate-Aggressive Fund
Investment goal
This fund seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Moderate-Aggressive Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Moderate-Aggressive Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Management Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses		0.78%	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses		1.52%	2.27%	2.27%	1.77%
Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.38%	2.13%	2.13%	1.63%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Moderate-Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	683	716	316	166
3 years	963	1,067	667	514
5 years	1,294	1,375	1,175	918
10 years	2,227	2,382	2,571	2,047

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Moderate-Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	683	216	216	166
3 years	963	667	667	514
5 years	1,294	1,175	1,175	918
10 years	2,227	2,382	2,571	2,047

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 13.33% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in equity securities, principally in common stocks of U.S. and international companies, but also invests a portion of its assets in fixed income, such as investment grade securities, including mortgage-related and international securities. As of the date of this prospectus, the fund’s asset class allocation targets are 20% of its assets to fixed income, 56% to domestic equity and 24% to international equity. International includes emerging market countries.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Short Duration Bond:	2%	PL Comstock:	9%
PL Emerging Markets:	5%	PL Large-Cap Growth:	5%
PL Inflation Managed:	8%	PL Mid-Cap Equity:	8%
PL Managed Bond:	8%	PL Growth LT:	6%
PL Main Street Core:	9%	PL International Value:	6%
PL Large-Cap Value:	11%	PL International Large-Cap:	9%
PL Mid-Cap Growth:	4%	PL Small-Cap Growth:	2%
PL Small-Cap Value:	5%	PL Real Estate:	3%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Forward Commitments Risk: Fixed income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 4.33% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.90%; Q4 2008: -19.25%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Moderate-Aggressive Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec. 31, 2003	7.60%	2.47%	4.11%
before taxes Class B	B (before taxes)		Dec. 31, 2003	8.09%	2.58%	4.19%
before taxes Class C	C (before taxes)		Dec. 31, 2003	12.24%	2.95%	4.29%
before taxes Class R	R (before taxes)		Sep. 30, 2005	13.62%	3.46%	3.84%
after taxes on distributions Class A	A (after taxes on distributions)		Dec. 31, 2003	7.33%	1.78%	3.51%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec. 31, 2003	5.13%	1.90%	3.34%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Moderate-Aggressive Composite Benchmark	PL Portfolio Optimization Moderate-Aggressive Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	12.15%	3.39%	4.88%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Aggressive Fund
PL Portfolio Optimization Aggressive Fund
Investment goal
This fund seeks high, long-term capital appreciation.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Portfolio Optimization Aggressive Fund	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Portfolio Optimization Aggressive Fund		Class A	Class B	Class C	Class R
Share Class		A	B	C	R
Advisory Fee		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.31%	0.31%	0.31%	0.31%
Acquired Funds Fees and Expenses		0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses		1.58%	2.33%	2.33%	1.83%
Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.42%	2.17%	2.17%	1.67%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2014, and 0.30% from 7/1/2014 through 6/30/2021. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Portfolio Optimization Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	687	720	320	170
3 years	975	1,079	679	526
5 years	1,316	1,397	1,197	941
10 years	2,276	2,431	2,619	2,098

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Portfolio Optimization Aggressive Fund (USD $)	Class A	Class B	Class C	Class R
Share Class	A	B	C	R
1 year	687	220	220	170
3 years	975	679	679	526
5 years	1,316	1,197	1,197	941
10 years	2,276	2,431	2,619	2,098

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 26.22% of the average value of the fund.
Principal investment strategies

This fund is an asset allocation “fund of funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The fund aims to provide diversification across major asset classes – cash equivalents, fixed income, domestic equity, and international equity – by investing primarily in other Pacific Life Funds (each, an “Acquired Fund” or “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate, consistent with its investment objective and strategies. Although the fund seeks to provide investment across major asset classes, the fund is non-diversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund.

Through investments in the Underlying Funds, this fund invests primarily in equity securities, principally in common stocks of U.S. and international (including emerging market countries) companies. As of the date of this prospectus, the fund’s asset class allocation targets are 5% of its assets to fixed income, 66% to domestic equity and 29% to international equity.

The Underlying Funds are not comprised of just one asset class; therefore, the asset class allocations may differ from the Underlying Fund allocations.

Underlying Fund Allocation Targets (as of 7/1/11)

PL Emerging Markets:	6%	PL Comstock:	9%
PL Small-Cap Value:	7%	PL Large-Cap Growth:	5%
PL Real Estate:	4%	PL Mid-Cap Equity:	8%
PL Managed Bond:	3%	PL Growth LT:	6%
PL Main Street Core:	11%	PL International Value:	8%
PL Large-Cap Value:	12%	PL International Large-Cap:	10%
PL Mid-Cap Growth:	6%	PL Small-Cap Growth:	5%

Although the fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

PLFA regularly reviews the fund’s allocations to determine whether rebalancing is appropriate; and may use cash flows to help implement target allocations and rebalancing. Although PLFA does not intend to make frequent tactical adjustments to the target asset mix, PLFA has the right to modify the target allocations and Underlying Funds from time to time.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the fund will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to build the fund of funds. There’s a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class rather than using asset allocation.
  Potential Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of underlying portfolios, such as a view that an underlying portfolio may benefit from additional assets or could be harmed by redemptions.

Principal risks from holdings in Underlying Funds

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in “undervalued” companies.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies. Investments in smaller companies have a greater risk of being or becoming less liquid than investments in equity securities with larger market capitalizations.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund’s Class A shares from year-to-year and by showing how the fund’s returns compare to benchmark indexes, which provide broad measures of market performance. Each index corresponds to one of four asset classes (cash equivalents, fixed income, domestic equity and international equity) allocated to by the fund. To further assist in performance comparisons, a composite index has been presented and is comprised of the four broad-based indexes shown below based on the target allocations for the fund that were in effect at that time.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 4.95% Best and worst quarterly performance reflected with the bar chart: Q2 2009: 20.61%; Q4 2008: -23.72%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Portfolio Optimization Aggressive Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Dec. 31, 2003	9.20%	1.73%	3.93%
before taxes Class B	B (before taxes)		Dec. 31, 2003	10.07%	1.83%	4.03%
before taxes Class C	C (before taxes)		Dec. 31, 2003	14.06%	2.21%	4.14%
before taxes Class R	R (before taxes)		Sep. 30, 2005	15.29%	2.71%	3.27%
after taxes on distributions Class A	A (after taxes on distributions)		Dec. 31, 2003	9.08%	1.20%	3.49%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Dec. 31, 2003	6.09%	1.39%	3.31%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	0.13%	2.43%	2.36%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	6.54%	5.80%	5.10%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	15.06%	2.29%	3.85%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	7.75%	2.46%	6.38%
PL Portfolio Optimization Aggressive Composite Benchmark	PL Portfolio Optimization Aggressive Composite Benchmark	(reflects no deductions for fees, expenses or taxes)	Dec. 31, 2003	12.83%	2.50%	4.49%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Income Fund
PL Income Fund
Investment goal
This fund seeks a high level of current income;
capital appreciation is of secondary importance.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section beginning on page 45 of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Income Fund	Class A	Class C	Class I
Share Class	A	C	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Income Fund		Class A	Class C	Class I
Share Class		A	C	I
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none
Other Expenses	[1]	0.62%	0.62%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.38%	2.13%	0.98%
Expense Reimbursement	[2]	(0.47%)	(0.47%)	(0.32%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.91%	1.66%	0.66%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and do not include non-recurring organizational and offering expenses.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 06/30/2014. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	514	269	67
3 years	703	523	211

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	514	169	67
3 years	703	523	211

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the period 12/31/2010 through 3/31/2011, the fund’s turnover rate was 142.25% of the average value of the fund.
Principal investment strategies

This fund invests principally in income producing debt instruments. When selecting income producing investments, the manager may invest in instruments that it believes have or have the potential for capital appreciation (including non-income producing investments). The fund will generally invest at least 60% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. Dollars, and U.S. government and agency securities. The fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes call “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate senior loans.

The fund expects to maintain a duration position within two years (plus or minus) of the Barclays Capital U.S. Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

Individual investment selection is based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities. The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment. Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, and/or that there have been changes in the fundamentals of the issuer.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations. Investments in non-investment grade debt securities (sometimes called junk bonds) and asset-backed securities have a greater risk of being or becoming less liquid than investments in other, higher-rated debt securities.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Fund Performance
The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
PL Money Market Fund
PL Money Market Fund
Investment goal
This fund seeks current income consistent with preservation of capital.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Money Market Fund Class A
Share Class		Class A
Management Fee		0.20%
Service Fee		0.25%
Other Expenses		0.55%
Total Annual Fund Operating Expenses		1.00%
Expense Reimbursement	[1]	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.75%
[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.30% through 6/30/2012. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement or reduction took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
Expense Example (USD $)	PL Money Market Fund Class A
Share Class	Class A
1 year	77
3 years	294
5 years	528
10 years	1,202

Principal investment strategies

This fund invests in money market instruments that the manager believes have minimal credit risk. These investments principally include commercial paper and U.S. government obligations. The fund may also invest in asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The fund’s dollar weighted average term to maturity will not exceed 60 days. The fund’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The fund invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund is managed to maintain a stable net asset value (NAV) of $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at 1-800-722-2333 (select Option 2).

Year by year total return (%) as of December 31 each year

Class A return for the period 1/1/11 through 3/31/11: 0.00% Best and worst quarterly performance reflected within the bar chart: Q1 2007: 1.12%; Q2-Q3 2009, and Q1-Q4 2010: 0.00%
Average annual total returns For the periods ended December 31, 2010
Average Annual Total Returns PL Money Market Fund	Share class	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception date	1 year	5 years	Since Inception
before taxes Class A	A (before taxes)		Sep. 28, 2001	none	2.05%	1.51%
after taxes on distributions Class A	A (after taxes on distributions)		Sep. 28, 2001	none	1.33%	0.98%
after taxes on distributions and sale of shares Class A	A (after taxes on distributions and sale of shares)		Sep. 28, 2001	none	1.33%	0.98%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index	(reflects no deductions for fees, expenses or taxes)	Sep. 28, 2001	0.13%	2.43%	2.17%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.